Schedule of significant components of the provision for income taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current			$ (19,194)
Total income tax credit			$ (19,194)